UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Aaron Morse
Title:            Chief Operating Officer
Phone:            (212) 373-8900

Signature, Place, and Date of Signing:

    /s/ Aaron Morse            New York, New York           May  8, 2008
    ------------------         ------------------           -------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $153,454 (thousands)


List of Other Included Managers:            None.


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FORM 13F INFORMATION TABLE
For Quarter Ended: 3/31/08                       Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                    Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:    Item 7:    Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment  Other      (a)      (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion  Managers   Sole   Shared   None
                                                          (X$1000)    Amount   Prn Call

AMERICAN FINL RLTY TR         COM              02607P305     5,161    650,000  SH                     SOLE     650,000
ASSISTED LIVING CONCPT NEV N  CL A             04544X102     2,651    450,000  SH                     SOLE     450,000
BEA SYS INC                   COM              073325102     5,171    270,000  SH                     SOLE     270,000
CASTLEPOINT HOLDINGS LTD      COM              G19522112     6,130    630,000  SH                     SOLE     630,000
CIRCUIT CITY STORE INC        COM              172737108     1,592    400,000  SH                     SOLE     400,000
CLEAR CHANNEL COMMUNICATIONS  COM              184502102    14,610    500,000  SH                     SOLE     500,000
COLLAGENEX PHARMACEUTICALS I  COM              19419B100     3,374    203,600  SH                     SOLE     203,600
COMBIMATRIX CORPORATION       COM              20009T105         7     15,152  SH                     SOLE      15,152
COMCAST CORP NEW              CL A             20030N101     1,934    100,000  SH                     SOLE     100,000
CYPRESS SEMICONDUCTOR CORP    COM              232806109     5,112    216,500  SH                     SOLE     216,500
ENTERCOM COMMUNICATIONS CORP  CL A             293639100       950     95,700  SH                     SOLE      95,700
FIRST MERCURY FINANCIAL CORP  COM              320841109     2,350    135,000  SH                     SOLE     135,000
FRIEDMAN BILLINGS RAMSEY GRO  CL A             358434108       425    250,000  SH                     SOLE     250,000
GARTNER INC                   COM              366651107     1,354     70,000  SH                     SOLE      70,000
GENEVA ACQUISITION CORP       UNIT 99/99/9999  37185Y203     1,731    300,000  SH                     SOLE     300,000
GRACE W R & CO DEL NEW        COM              38388F108    14,263    625,000  SH                     SOLE     625,000
HALLIBURTON CO                COM              406216101     2,950     75,000  SH                     SOLE      75,000
HICKS ACQUISITION CO I INC    UNIT 99/99/9999  429086408     1,914    200,000  SH                     SOLE     200,000
HORSEHEAD HLDG CORP           COM              440694305     7,490    646,800  SH                     SOLE     646,800
KANSAS CITY SOUTHERN          COM NEW          485170302    15,643    390,000  SH                     SOLE     390,000
KAPSTONE PAPER & PACKAGING C  COM              48562P103     3,310    500,000  SH                     SOLE     500,000
KBL HEALTHCARE ACQUIS CORP I  COM              48241N107     4,320    600,000  SH                     SOLE     600,000
PARALLEL PETE CORP DEL        COM              699157103       288     14,700  SH                     SOLE      14,700
RENAISSANCE ACQUISITION CORP  UNIT 01/28/2011  75966C206       596    100,000  SH                     SOLE     100,000
RENAISSANCERE HOLDINGS LTD    COM              G7496G103     3,115     60,000  SH                     SOLE      60,000
RISKMETRICS GROUP INC         COM              767735103     1,161     60,000  SH                     SOLE      60,000
SAIC INC                      COM              78390X101     4,462    240,000  SH                     SOLE     240,000
SEANERGY MARITIME CORP        SHS              Y73760103     1,416    150,000  SH                     SOLE     150,000
SHANGHAI CENTURY ACQUISIT CO  SHS              G80637104       726     96,800  SH                     SOLE      96,800
SOLERA HOLDINGS INC           COM              83421A104     4,180    171,596  SH                     SOLE     171,596
TIME WARNER TELECOM INC       CL A             887319101     4,647    300,000  SH                     SOLE     300,000
TREMISIS ENERGY ACQ CORP II   UNIT 99/99/9999  89472N200     1,612    213,500  SH                     SOLE     213,500
TRIAN ACQUISITION I CORP      COM              89582E108     5,430    600,000  SH                     SOLE     600,000
TRIPLECROWN ACQUISITION CORP  UNIT 07/12/2012  89677G208     4,825    500,000  SH                     SOLE     500,000
UNITED REFINING ENERGY CORP   COM              911360105     1,810    200,000  SH                     SOLE     200,000
VANTAGE ENERGY SERVICES INC   *W EXP 99/99/999 92209F110        14     23,000  SH                     SOLE      23,000
VANTAGE ENERGY SERVICES INC   COM              92209F102       745    100,000  SH                     SOLE     100,000
VICTORY ACQUISITION CORP      UNIT 99/99/9999  92644D209     2,943    298,800  SH                     SOLE     298,800
VMWARE INC                    CL A COM         928563402     2,569     60,000  SH                     SOLE      60,000
XL CAP LTD                    CL A             G98255105     7,388    250,000  SH                     SOLE     250,000
XM SATELLITE RADIO HLDGS INC  CL A             983759101     1,627    140,000  SH                     SOLE     140,000
YAMANA GOLD INC               COM              98462Y100     1,462    100,000  SH                     SOLE     100,000

      Information Table Entry Total:        42
Information Value Total (Thousands):   153,454

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